Selected Statement of Operations Data - Cost of Revenues (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting [Abstract]
Inventory Write-down	$ 14,255	[1]	$ 6,743	[1]

[1]	See Note 1a(ii).